UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: Funds Investors Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432
Date of fiscal year end: October 31
Date of reporting period: January 31, 2009

ITEM 1.   SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
LEGG MASON PARTNERS VARIABLE DIVIDEND STRATEGY
PORTFOLIO
FORM N-Q
JANUARY 31, 2009

Legg Mason Partners Variable Dividend Strategy Portfolio

Schedule of Investments (unaudited)	January 31, 2009

Shares	Security	Value

COMMON STOCKS — 94.4%
CONSUMER DISCRETIONARY — 5.4%
Hotels, Restaurants & Leisure — 1.5%
10,821	McDonald’s Corp.	$627,834

Household Durables — 0.4%
12,540	Leggett & Platt Inc.	156,625

Media — 1.4%
8,250	Comcast Corp., Class A Shares	120,862
12,900	Regal Entertainment Group, Class A Shares	129,516
34,200	Time Warner Inc.	319,086

	Total Media	569,464

Specialty Retail — 2.0%
14,300	Gap Inc.	161,304
29,209	Home Depot Inc.	628,870
6,410	Williams-Sonoma Inc.	50,767

	Total Specialty Retail	840,941

Textiles, Apparel & Luxury Goods — 0.1%
600	V.F. Corp.	33,612

	TOTAL CONSUMER DISCRETIONARY	2,228,476

CONSUMER STAPLES — 13.8%
Beverages — 1.8%
10,809	Coca-Cola Co.	461,761
5,897	PepsiCo Inc.	296,206

	Total Beverages	757,967

Food & Staples Retailing — 3.9%
33,560	Wal-Mart Stores Inc.	1,581,347

Food Products — 5.9%
4,272	Cadbury PLC, ADR	137,986
8,200	General Mills Inc.	485,030
6,000	H.J. Heinz Co.	219,000
37,121	Kraft Foods Inc., Class A Shares	1,041,244
25,271	Unilever PLC, ADR	553,940

	Total Food Products	2,437,200

Household Products — 2.2%
7,150	Kimberly-Clark Corp.	368,010
9,500	Procter & Gamble Co.	517,750

	Total Household Products	885,760

	TOTAL CONSUMER STAPLES	5,662,274

ENERGY — 13.1%
Energy Equipment & Services — 2.0%
8,040	Baker Hughes Inc.	267,893
2,130	Diamond Offshore Drilling Inc.	133,679
5,770	Halliburton Co.	99,532
7,640	Schlumberger Ltd.	311,788

	Total Energy Equipment & Services	812,892

Oil, Gas & Consumable Fuels — 11.1%
11,800	BP PLC, ADR	501,146
19,884	Chevron Corp.	1,402,220
1,630	ConocoPhillips	77,474
1,100	Devon Energy Corp.	67,760
20,130	El Paso Corp.	164,663
24,722	Exxon Mobil Corp.	1,890,739
5,300	Newfield Exploration Co. *	101,707
4,100	Petroleo Brasileiro SA, ADR	107,420
7,398	Spectra Energy Corp.	107,345
See Notes to Schedule of Investments.

Legg Mason Partners Variable Dividend Strategy Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2009

Shares	Security	Value

Oil, Gas & Consumable Fuels — 11.1% (continued)
3,100	Total SA, ADR	$154,318

	Total Oil, Gas & Consumable Fuels	4,574,792

	TOTAL ENERGY	5,387,684

FINANCIALS — 11.0%
Capital Markets — 1.0%
5,341	Bank of New York Mellon Corp.	137,477
5,800	Franklin Resources Inc.	280,836

	Total Capital Markets	418,313

Commercial Banks — 1.0%
17,090	Comerica Inc.	284,719
2,020	Webster Financial Corp.	8,444
5,850	Wells Fargo & Co.	110,565

	Total Commercial Banks	403,728

Diversified Financial Services — 3.0%
43,810	Bank of America Corp.	288,270
37,531	JPMorgan Chase & Co.	957,416

	Total Diversified Financial Services	1,245,686

Insurance — 3.0%
15,562	Chubb Corp.	662,630
14,150	Travelers Cos. Inc.	546,756

	Total Insurance	1,209,386

Real Estate Investment Trusts (REITs) — 2.8%
49,300	Annaly Capital Management Inc.	746,402
1,800	AvalonBay Communities Inc.	93,258
2,000	Boston Properties Inc.	86,600
27,800	Chimera Investment Corp.	91,740
5,640	LaSalle Hotel Properties	46,981
2,000	Simon Property Group Inc.	85,960

	Total Real Estate Investment Trusts (REITs)	1,150,941

Thrifts & Mortgage Finance — 0.2%
6,700	Hudson City Bancorp Inc.	77,720

	TOTAL FINANCIALS	4,505,774

HEALTH CARE — 15.3%
Health Care Equipment & Supplies — 2.3%
16,000	Baxter International Inc.	938,400

Health Care Providers & Services — 0.6%
6,100	McKesson Corp.	269,620

Life Sciences Tools & Services — 0.2%
3,200	Pharmaceutical Product Development Inc.	76,448

Pharmaceuticals — 12.2%
22,526	Abbott Laboratories	1,248,841
16,700	Bristol-Myers Squibb Co.	357,547
25,710	Johnson & Johnson	1,483,210
8,640	Merck & Co. Inc.	246,672
15,660	Novartis AG, ADR	646,132
20,200	Pfizer Inc.	294,516
960	Roche Holding AG, ADR	33,706
4,400	Schering-Plough Corp.	77,264
14,501	Wyeth	623,108

	Total Pharmaceuticals	5,010,996

	TOTAL HEALTH CARE	6,295,464

See Notes to Schedule of Investments.

Legg Mason Partners Variable Dividend Strategy Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2009

Shares	Security	Value

INDUSTRIALS — 13.2%
Aerospace & Defense — 3.0%
2,110	Boeing Co.	$89,274
21,222	Honeywell International Inc.	696,294
8,800	Raytheon Co.	445,456

	Total Aerospace & Defense	1,231,024

Air Freight & Logistics — 1.2%
11,320	United Parcel Service Inc., Class B Shares	480,987

Commercial Services & Supplies — 1.7%
22,300	Waste Management Inc.	695,537

Electrical Equipment — 2.2%
24,370	Emerson Electric Co.	796,899
2,940	Hubbell Inc., Class B Shares	91,140

	Total Electrical Equipment	888,039

Industrial Conglomerates — 4.5%
4,280	3M Co.	230,221
52,905	General Electric Co.	641,738
26,550	McDermott International Inc. *	275,323
5,250	Tyco International Ltd.	110,355
12,800	United Technologies Corp.	614,272

	Total Industrial Conglomerates	1,871,909

Machinery — 0.6%
6,040	Dover Corp.	170,811
3,330	PACCAR Inc.	87,879

	Total Machinery	258,690

	TOTAL INDUSTRIALS	5,426,186

INFORMATION TECHNOLOGY — 12.6%
Communications Equipment — 0.9%
8,890	Nokia Oyj, ADR	109,080
4,800	QUALCOMM Inc.	165,840
12,390	Telefonaktiebolaget LM Ericsson, ADR	98,996

	Total Communications Equipment	373,916

Computers & Peripherals — 1.2%
5,450	International Business Machines Corp.	499,493

IT Services — 1.4%
16,200	Automatic Data Processing Inc.	588,546

Semiconductors & Semiconductor Equipment — 6.5%
50,240	Applied Materials Inc.	470,749
27,000	Intel Corp.	348,300
22,080	Linear Technology Corp.	517,114
19,650	Microchip Technology Inc.	372,760
77,152	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	581,726
25,380	Texas Instruments Inc.	379,431

	Total Semiconductors & Semiconductor Equipment	2,670,080

Software — 2.6%
61,751	Microsoft Corp.	1,055,942

	TOTAL INFORMATION TECHNOLOGY	5,187,977

MATERIALS — 2.7%
Chemicals — 1.8%
1,700	Air Products & Chemicals Inc.	85,510
15,270	E.I. du Pont de Nemours & Co.	350,599
2,100	Ecolab Inc.	71,316
See Notes to Schedule of Investments.

Legg Mason Partners Variable Dividend Strategy Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2009

Shares	Security	Value

Chemicals — 1.8% (continued)
6,160	PPG Industries Inc.	$231,493

	Total Chemicals	738,918

Metals & Mining — 0.3%
6,750	Alcoa Inc.	52,583
2,270	Nucor Corp.	92,593

	Total Metals & Mining	145,176

Paper & Forest Products — 0.6%
9,068	Weyerhaeuser Co.	247,919

	TOTAL MATERIALS	1,132,013

TELECOMMUNICATION SERVICES — 5.8%
Diversified Telecommunication Services — 4.1%
16,600	AT&T Inc.	408,692
37,939	Verizon Communications Inc.	1,133,238
17,000	Windstream Corp.	147,560

	Total Diversified Telecommunication Services	1,689,490

Wireless Telecommunication Services — 1.7%
36,427	Vodafone Group PLC, ADR	677,178

	TOTAL TELECOMMUNICATION SERVICES	2,366,668

UTILITIES — 1.5%
Electric Utilities — 0.8%
6,350	FPL Group Inc.	327,343

Multi-Utilities — 0.7%
3,200	PG&E Corp.	123,744
3,550	Sempra Energy	155,632

	Total Multi-Utilities	279,376

	TOTAL UTILITIES	606,719

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $45,689,233)	38,799,235

Face
Amount

SHORT-TERM INVESTMENTS — 5.7%
Repurchase Agreements — 5.7%
$30,000	Interest in $181,951,000 joint tri-party repurchase agreement dated 1/30/09 with Barclays Capital Inc., 0.270% due 2/2/09; Proceeds at maturity — $30,001; (Fully collateralized by various U.S. government agency obligations, 5.500% due 12/14/22; Market value — $30,600)	30,000
2,305,000	Interest in $531,945,000 joint tri-party repurchase agreement dated 1/30/09 with Greenwich Capital Markets Inc., 0.280% due 2/2/09; Proceeds at maturity — $2,305,054; (Fully collateralized by various U.S. government agency obligations, 2.540% to 5.375% due 5/5/09 to 3/15/16; Market value — $2,351,104)	2,305,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $2,335,000)	2,335,000

	TOTAL INVESTMENTS — 100.1% (Cost — $48,024,233#)	41,134,235
	Liabilities in Excess of Other Assets — (0.1)%	(29,259)

	TOTAL NET ASSETS — 100.0%	$41,104,976

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR — American Depositary Receipt
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Dividend Strategy Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Fair valuing of securities may also be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American depository receipts (ADRs) and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Effective November 1, 2008, the Portfolio adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	January 31, 2009	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$41,134,235	$38,799,235	$2,335,000	—
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.
(c) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At January 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,626,584
Gross unrealized depreciation	(10,516,582)

Net unrealized depreciation	$(6,889,998)

3. Recent Accounting Pronouncement
In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer
Date: March 24, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: March 24, 2009

By	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer
Date: March 24, 2009